Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

6. STOCKHOLDERS’ EQUITY

Pursuant to the Certificate of Incorporation of 60 Degrees Pharmaceuticals, Inc., the Company’s authorized shares consist of (a) 150,000,000 shares of common stock, par value $0.0001 per share and (b) 1,000,000 shares of preferred stock, par value $0.0001 per share, of which 80,965 have been designated as Series A Non-Voting Convertible Preferred Stock (“Series A Preferred Stock”). As of December 31, 2024, 566,908 shares of Common Stock and 76,480 shares of Series A Preferred Stock are issued and outstanding.

Following stockholder approval in July 2024, on July 30, 2024, the Company filed an Amendment to the Certificate of Incorporation with the Secretary of State of Delaware to effect the 1:12 Reverse Stock Split of the issued and outstanding shares of the Company’s common stock, which was effective as of August 12, 2024. As of the effective time of the 1:12 Reverse Stock Split, every twelve (12) issued and outstanding shares of the Company’s common stock were automatically combined and converted into one (1) issued and outstanding share of the Company’s common stock, reducing the number of shares of common stock outstanding from 21,219,937 shares to 1,768,337 shares (not including the effects of the 1:5 Reverse Stock Split discussed below). No fractional shares of common stock were issued in connection with the Reverse Stock Split and all fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. The Company issued an additional 18,710 shares of common stock on August 19, 2024 for rounding due to fractional shares (93,563 not including the effects of the 1:5 Reverse Stock Split discussed below).

Following stockholder approval in November 2024, on February 18, 2025, the Company filed an additional Amendment to the Certificate of Incorporation with the Secretary of State of Delaware to effect the 1:5 Reverse Stock Split of the issued and outstanding shares of the Company’s common stock, which was effective as of February 24, 2025. As of the effective time of the 1:5 Reverse Stock Split, every five (5) issued and outstanding shares of the Company’s common stock were automatically combined and converted into one (1) issued and outstanding share of the Company’s common stock, reducing the number of shares of common stock outstanding from 7,364,554 shares to 1,472,891 shares. No fractional shares of common stock were issued in connection with the 1:5 Reverse Stock Split. All fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. See Note 12 - Subsequent Events.

The Reverse Stock Splits did not change the authorized number of shares of common stock or preferred stock, the par value of the common stock, or the number of issued and outstanding shares of Series A Preferred Stock. All references to numbers of shares of the Company’s common stock and per share information in these consolidated financial statements have been retroactively adjusted, as appropriate, to reflect the Reverse Stock Splits, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

Common Stock

In January and March 2023, the Board of Directors, with the consent of Tyrone Miller and Geoffrey S. Dow, respectively, approved resolutions to cancel an aggregate of 3,203 shares of common stock issued to Tyrone Miller and 20,983 shares of common stock issued to the Geoffrey S. Dow Revocable Trust to allow the Company to issue new shares to vendors in exchange for valuable services to be provided for use in the Company’s operations. In January and March 2023, the Company issued a total of 24,053 shares of common stock to certain vendors as payment for services rendered or to be provided to the Company.

In connection with the closing of the Company’s IPO as discussed in Note 1, the Company issued common stock as follows:

●	As a result of the effectiveness of the Registration Statement on July 11, 2023, the Company issued a total of 668 restricted shares of common stock to the following directors and in the amounts listed: (i) Stephen Toovey (167 restricted shares of common stock), (ii) Charles Allen (167 restricted shares of common stock), (iii) Paul Field (167 restricted shares of common stock) and (iv) Cheryl Xu (167 restricted shares of common stock), by virtue of the directors’ agreements discussed in Note 11.

●	On July 14, 2023, the IPO closed, and the Company issued 23,585 shares of common stock from the sale of units at a price of $318.00 per unit, generating $6,454,325 in net proceeds, after deducting the underwriting discount and commission and other estimated IPO expenses. As a result of the completion of the IPO and as required under the terms of the respective agreements, on July 14, 2023:

o	The Company issued an aggregate of 28,460 shares of common stock upon conversion of the Company’s outstanding debt obligations as follows: (i) 6,404 shares issued to the holders of the 2022 and 2023 Bridge Notes and the Related Party Notes, (ii) 3,583 shares issued pursuant to the Xu Yu Note, including the Amendment, and (iii) 18,473 shares issued to Knight upon conversion of the principal amount of the Convertible Knight Loan, in each case at the conversion prices detailed in Note 8.

o	The Company issued 488 shares of common stock to BioIntelect as deferred equity compensation valued in the amount of $155,000.

In July 2023, the Company issued an aggregate of 3,075 shares of common stock upon the exercise of (i) 525 Bridge Warrants (as defined below), (ii) 1,000 Non-tradeable Warrants, and (iii) 1,550 Tradeable Warrants.

On July 25, 2023, the Company converted 2,162 shares of Series A Preferred Stock held by Knight into 760 shares of common stock.

On December 28, 2023, the Company issued 176 shares of common stock to Red Chip as deferred equity compensation valued in the amount of $40,000 based on the 30-day average price of the publicly traded common shares after the IPO, as required by the terms of the investment relations consulting agreement signed in March 2023.

On January 29, 2024, the Company, entered into an Underwriting Agreement with WallachBeth Capital LLC, relating to the Company’s public offering (the “January 2024 Offering”) of 87,682 units at an offering price of $23.10 per unit and 16,652 pre-funded units at an offering price of $22.50 per pre-funded unit. Each unit consisted of one share of common stock and one warrant exercisable for one share of common stock (the “January 2024 Warrants”). Each pre-funded unit consists of one pre-funded warrant exercisable for one share of common stock (the “January 2024 Pre-Funded Warrants”) and one warrant identical to the January 2024 Warrants included in the units. The January 2024 Pre-Funded Warrants have an exercise price of $0.60 per share, were immediately exercisable beginning on January 31, 2024 until exercised in full. The January 2024 Warrants have an exercise price of $25.41 per share and are exercisable beginning on January 31, 2024 until January 31, 2029.

The Company granted WallachBeth Capital LLC a 45-day over-allotment option to purchase up to 13,153 shares of the Company’s common stock at a price of $23.10 per share and/or 15,650 January 2024 Warrants at a price of $0.60 per warrant and/or 2,498 January 2024 Pre-Funded Warrants at a price of $22.50 per pre-funded warrant, or any combination thereof, in all cases less the underwriting discount. WallachBeth Capital LLC partially exercised its over-allotment option with respect to 13,637 January 2024 Warrants on January 31, 2024, and purchased an additional one share of common stock at a purchase price of $22.50 per share and one January 2024 Warrant at a purchase price of $0.60 per warrant on February 14, 2024.

The Company also issued to WallachBeth Capital LLC warrants (the “January 2024 Representative Warrants”) to purchase 6,260 shares of the Company’s common stock at an exercise price of $25.41 per share. The January 2024 Representative Warrants are exercisable beginning on January 31, 2024 until January 31, 2029.

The units and pre-funded units were offered and sold pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-276641), declared effective by the SEC on January 29, 2024. The closing of the January 2024 Offering occurred on January 31, 2024, generating net proceeds to the Company of approximately $1.9 million, after deducting underwriting discounts and commissions and the payment of other offering expenses payable by the Company of approximately $510,000.

On February 1, 2024 and April 9, 2024, the Company issued 8,326 shares and 8,326 shares of common stock, respectively upon the exercise of 8,326 and 8,326 January 2024 Pre-Funded Warrants, respectively, resulting in aggregate proceeds to the Company of $9,990.

On April 1, 2024, the Company entered into an Amendment to the Debt Exchange Agreement with Trevally, LLC (“Trevally”), which amends the original agreement with Trevally (executed in January 2023). Pursuant to the Amendment, Trevally agreed to return 2,000 shares of the Company’s common stock, initially issued to Trevally in January 2023 as advance consideration for agreeing to complete the synthesis of research materials for the Company. Trevally returned the previously issued shares for no consideration on April 3, 2024. Trevally delivered the completed research materials to the Company on July 1, 2024.

On July 12, 2024, the Company entered into an At-the-Market Issuance Sales Agreement (the “ATM Agreement”) with WallachBeth Capital LLC as sales agent, to sell shares of common stock having an aggregate offering price of up to $1,253,603 from time to time, through an “at the market offering” program (the “ATM Offering”). The offer and sale of shares of common stock from the ATM Offering were made pursuant to the Company’s shelf registration statement on Form S-3 and accompanying base prospectus (Registration Statement No. 333-280796) contained therein which became effective on July 18, 2024. The prospectus supplement was subsequently amended four times to increase the maximum aggregate offering price under the ATM Agreement. From July 19, 2024 to August 1, 2024, the Company sold a total of 135,568 shares in the ATM Offering for gross proceeds of $1,994,583.

On July 22, 2024 and July 26, 2024, the Company converted 1,291 and 1,032 shares of Series A Preferred Stock, respectively, held by Knight Therapeutics Inc. into 8,000 shares and 6,667 shares of common stock, respectively.

On October 1, 2024 and October 31, 2024, the Company issued 41,311 shares and 45,800 shares of common stock, respectively upon the exercise of 41,311 and 45,800 September 2024 Pre-Funded Warrants, respectively, resulting in aggregate cash proceeds to the Company of $436.

On December 10, 2024 and December 11, 2024, the Company issued 50,800 shares and 56,600 shares of common stock, respectively, upon the exercise of 50,800 and 56,600 September 2024 Pre-Funded Warrants, respectively, resulting in aggregate cash proceeds to the Company of $537.

Common Stock Warrants

As of December 31, 2024, the Company accounts for all issued and outstanding warrants to purchase common stock as equity-classified instruments based on the guidance in ASC 480 and ASC 815.

In May 2022 and May 2023, in connection with the issuance of the Related Party Notes and the 2022 and 2023 Bridge Notes as described in Note 7, the Company issued five-year warrants to each of the noteholders with an exercise price dependent on the IPO price (collectively, the “Bridge Warrants”). The number of shares issuable upon exercise of the warrants was contingent on the number of shares issued upon conversion of the notes following the Company’s IPO. As of the closing of the Company’s IPO, the Bridge Warrants became exercisable into an aggregate of 3,870 shares of the Company’s common stock, 1,333 of which have an exercise price of $286.20 (90% of the IPO price), and 2,537 with an exercise price of $349.80 (110% of the IPO Price). Prior to the IPO, the Bridge Warrants were classified as derivative liabilities in accordance with the provisions of ASC 815 and were carried at their respective fair values. (See Note 8). In connection with the IPO, the terms of the Bridge Warrants became fixed. The Company determined the event resulted in equity classification for the Bridge Warrants and, accordingly, the Company remeasured the warrant liabilities to fair value and reclassified the warrants to additional paid-in capital.

On September 4, 2024, the Company entered into a Securities Purchase Agreement with an institutional investor, agreeing to issue and sell in a private placement offering (the “Private Placement”) (i) pre-funded warrants to purchase 579,711 shares of common stock (the “September 2024 Pre-Funded Warrants”), (ii) series A warrants to purchase 579,711 shares of common stock (the “Series A Warrants”), and (iii) series B warrants to purchase 579,711 shares of common stock (the “Series B Warrants) at a price of $6.895 per Pre-Funded Warrant and accompanying Series A and Series B Warrants. The Private Placement closed on September 5, 2024, generating net proceeds to the Company of $3,414,502, after deducting placement agent fees and offering expenses.

The September 2024 Pre-Funded Warrants have an exercise price of $0.005 per share and were immediately exercisable on September 5, 2024 and may be exercised at any time until exercised in full. The Series A and Series B Warrants have an exercise price of $6.90 per share and were exercisable beginning on the effective date of stockholder approval to approve the issuance of the shares underlying the Series A and Series B Warrants and the September 2024 Agent Warrants, defined below, to comply with applicable listing rules and regulations of the Nasdaq Stock Market (“Stockholder Approval”), which was later received on November 6, 2024 (the “Stockholder Approval Date”). The Series A Warrants expire five years after the Stockholder Approval Date or November 6, 2029, and the Series B Warrants will expire 18 months after the Stockholder Approval Date, or May 6, 2026.

As compensation for acting as the placement agent for the Private Placement, the Company issued to H.C. Wainwright & Co., LLC warrants to purchase up to 43,479 shares of stock (the “September 2024 Agent Warrants”). The September 2024 Agent Warrants have substantially the same terms as the Series A Warrants, except that the September 2024 Agent Warrants have an exercise price equal to $8.63 per share.

The following table presents a summary of the activity for the Company’s equity-classified warrants during the year ended December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2022	-	$-	-
Reclassified from derivative liabilities	3,870	327.89	4.15
Granted	51,942	373.00	5.00
Exercised	(3,075)	368.16	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, December 31, 2023	52,737	$369.98	4.47
Total exercisable, December 31, 2023	52,737	$369.98	4.47

During the year ended December 31, 2023, the Company received aggregate cash proceeds of $1,131,771 upon the exercise of 525 Bridge Warrants, 1,000 Non-tradeable Warrants, and 1,550 Tradeable Warrants.

The following table presents a summary of the activity for the Company’s equity-classified warrants during the year ended December 31, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2023	52,737	$369.98	4.47
Granted(1)	1,923,496	6.00	3.47
Exercised	(211,163)	0.05	Indefinite
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, December 31, 2024(1)	1,765,070	$17.59	3.26
Total exercisable, December 31, 2024(1)	1,765,070	$17.59	3.26

(1)	Weighted average remaining contractual life calculations exclude (i) 16,652 Pre-Funded Warrants issued January 2024 that do not have a contractual expiration date, for which 0 remain outstanding at December 31, 2024 and (ii) 579,711 Pre-Funded Warrants granted September 2024 that do not have a contractual expiration date, for which 385,200 remain outstanding and are exercisable at December 31, 2024.

During the year ended December 31, 2024, the Company received aggregate cash proceeds of $10,963 upon the exercise of 16,652 January 2024 Pre-Funded Warrants and 194,511 September 2024 Pre-Funded Warrants.

The following table summarizes the significant assumptions used in determining the fair value of equity classified warrants on the respective grant or reclassification dates for the years ended December 31, 2024 and 2023:

	2024	2023
Stock price	$7.20 – 16.80	$280.80 – 318.00
Exercise price	$6.90 – 25.41	$286.20 – 381.60
Risk-free interest rate	3.54% – 3.98%	4.07% – 4.40%
Expected volatility	95.00%	90.00 – 105.00%
Expected term (years)	1.50 – 5.00	3.86-5.00
Expected dividend yield	0.00%	0.00%

Series A Preferred Stock

As described in Note 7, as a result of the completion of the IPO and as required under the terms of the Knight Debt Conversion Agreement, the Company converted the entirety of the accumulated interest on the Convertible Knight Loan as of March 31, 2022 into 80,965 shares of Series A Preferred Stock at the Conversion Price detailed below. During the years ended December 31, 2024 and 2023, the Company converted an aggregate of 2,323 and 2,162 shares of Series A Preferred Stock, respectively, into 14,667 and 760 shares of common stock, respectively, at the conversion rate detailed below.

The holders of shares of Series A Preferred Stock have the rights, preferences, powers, restrictions and limitations as set forth below.

Voting Rights - The holders of shares of Series A Preferred Stock are not entitled to any voting rights.

Dividends - From and after the date of issuance of any share of Series A Preferred Stock, cumulative dividends shall accrue, whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends, on a daily basis in arrears at the rate of 6.0% per annum on the sum of the Liquidation Value (as defined below). Accrued dividends shall be paid in cash only when, as and if declared by the Board out of funds legally available therefor or upon a liquidation or redemption of the Series A Preferred Stock. On March 31 of each calendar year, any accrued and unpaid dividends shall accumulate and compound on such date and are cumulative until paid or converted. Holders of shares of Series A Preferred Stock are entitled to receive accrued and accumulated dividends prior to and in preference to any dividend, distribution, or redemption on shares of Common Stock or any other class of securities that is designated as junior to the Series A Preferred Stock. From the issuance date of the Series A Preferred Stock, or July 14, 2023, to December 31, 2023, accrued dividends on outstanding shares of Series A Preferred Stock totaled $220,714. During the year ended December 31, 2024, dividends in the amount of $483,301 accrued on outstanding shares of Series A Preferred Stock. As of December 31, 2024, cumulative dividends on outstanding shares of Series A Preferred Stock amount to $704,015. To date, the Company has not declared or paid any dividends.

Liquidation Rights - In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series A Preferred Stock then outstanding will share ratably in any distribution of the remaining assets and funds of the Company with all other stockholders as if each share of Series A Preferred Stock had been converted by the Company to Common Stock as described below.

Conversion Rights - The Company has the right, in its sole discretion, to convert all or any portion of the outstanding shares of Series A Preferred Stock (including any fraction of a share), plus the aggregate accrued or accumulated and unpaid dividends thereon into a number of shares of Common Stock determined by (i) multiplying the number of shares to be converted by $100 per share, as adjusted for any stock splits, stock dividends, recapitalizations or similar transactions with respect to the Series A Preferred Stock (but unchanged as a result of the Reverse Stock Splits impacting the common stock on August 12, 2024 and February 24, 2025) (the “Liquidation Value”), (ii) plus all accrued and accumulated and unpaid dividends on such shares to be converted, and then (ii) dividing the result by the then-effective Conversion Price in effect, provided that such conversion would not result in the holders of shares of Series A Preferred Stock owning more than 19.9% of the outstanding shares of common stock on an as-converted basis. The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, as adjusted for the 1:12 Reverse Stock Split after August 12, 2024 and the 1:5 Reverse Stock Split after February 24, 2025, or $300 per share or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.